Property and Equipment, Net - Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Property, Plant and Equipment [Abstract]
Property plant and equipment, impairment charges	¥ 22,400	$ 3,248	¥ 0	¥ 10,952
Depreciation of property and equipment	¥ 24,362	$ 3,532	¥ 27,337	¥ 37,704